CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,227,654	$ 2,129,801
Accounts receivable, net (note 1)	1,869,268	2,215,197
Prepaid insurance	110,829	107,884
Related Party Receivable (note 3)
Total Current Assets	3,207,751	4,452,882
Other Non-Current Assets
Fixed assets, net depreciation (note 4)	298,806	132,802
Operating Lease	302,695
Total Non-Current Assets	601,501	132,802
Total Assets	3,809,252	4,585,684
Current Liabilities
Accounts payable	761,516	418,342
Accrued Interest Due (note 6)	49,035
Accrued Payroll	737,143	657,741
Payroll liability - Pension (note 5)	453,965	616,579
Current portion of notes payable (note 6)	719,563	127,615
Total Current Liabilities	2,721,222	1,820,277
Long Term Liabilities
Long term portion of notes payable (note 6)	2,782,784	780,845
Operating Lease	294,387
Total Liabilities	5,798,393	2,601,122
Stockholders’ equity
Common stock, $.001 par value, 94,471,302 shares issued and outstanding at December 31, 2022 and 2021 (Note 7)	158,346	158,346
Retained earnings/(defecit)	(2,147,486)	1,826,216
Total Stockholders’ Equity	(1,989,140)	1,984,562
Total Liabilities and Stockholders’ Equity	$ 3,809,253	$ 4,585,684